RESTRICTED CASH	12 Months Ended
Dec. 31, 2020
RESTRICTED CASH
RESTRICTED CASH

11.    RESTRICTED CASH

	December 31,	December 31,	December 31,
	2020	2019	2018
Restricted cash	$470,460	$462,874	$439,736

Restricted cash represents $600,000 CAD security held by a Canadian Chartered Bank as a guarantee for the Company’s same day electronic processing facility and corporate credit card facility.